Earnings Per Share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earnings per share
9.	Earnings per share
The Company calculates basic and diluted earnings per share as follows:

	For the six-month periods ended June 30,
	2023	2024
Numerator
Net income	52,550,587	36,179,042
Less: Cumulative dividends on Series A Preferred Shares	(870,494)	(870,492)
Less: Cumulative dividends on Series C Preferred Shares	(185,000)	—
Less: Undistributed earnings allocated to non-vested shares	(977,828)	(1,985,920)

Net income attributable to common shareholders, basic	50,517,265	33,322,630
Add: Undistributed earnings allocated to non-vested shares	977,828	1,985,920
Add: Cumulative dividends on Series C Preferred Shares	185,000	—
Less: Undistributed earnings re-allocated to participating non-vested shares	(862,466)	(1,781,095)

Net income attributable to common shareholders, diluted	50,817,627	33,527,455
Denominator
Weighted average number of shares outstanding, basic	15,940,369	27,789,766
Weighted average number of shares outstanding, diluted	18,304,134	31,515,129

Earnings per share, basic	3.17	1.20
Earnings per share, diluted	2.78	1.06

As of June 30, 2024, diluted earnings per share reflects the potential dilution from the incremental shares of the 742,250 unexercised options to acquire common shares, the 1,692,831 non-vested
share awards that had dilutive effect and the incremental shares relating to the exercise of the 7,599,999 Class E warrants (Note 6) that are in the money as of reporting date, calculated with the treasury stock method.
As of June 30, 2023, diluted earnings per share reflects the potential dilution from conversion of outstanding Series C Preferred Shares (Note 8) calculated with the “if converted” method by using the average closing market price over the reporting period.
Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares of unexercised warrants that are out-of-the
money as of the reporting date, calculated with the treasury stock method. As of June 30, 2024 and June 30, 2023, the number of common shares that can potentially be issued relating to unexercised warrants that were out-of-the
money was 2,310,268 and 8,376,119 (Note 6).